Income Taxes (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes (Textual)
Statutory federal tax rate		34.00%
Gross deferred tax assets		$ 1,763,000	$ 1,507,000
Valuation allowance		1,744,000	1,504,000
Operating Loss Carryforwards	$ 4,300,000
Operating Loss Carry Forwards Expiration Period	2022 through 2025